Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Consolidated Statements Of Operations [Abstract]
Sales	$ 73,298	[1]	$ 48,729	[1]	$ 39,633	[1]
Cost of sales	43,865		28,849		22,430
Gross profit	29,433		19,880		17,203
Operating expenses
Research and development	5,465	[2]	4,401	[2]	4,165	[2]
Sales and marketing	3,818		3,081		2,677
General and administrative	2,572		2,369		1,890
Total operating expenses	11,855		9,851		8,732
Operating income	17,578		10,029		8,471
Financial income, net	404		752		439
Income before income taxes	17,982		10,781		8,910
Income taxes	905		910		667
Net income	$ 17,077		$ 9,871		$ 8,243
Income per share:
Basic income per ordinary share (US$)	$ 2.404		$ 1.424		$ 1.195
Diluted income per ordinary share (US$)	$ 2.357		$ 1.417		$ 1.178
Weighted average number of ordinary shares used to compute basic income per share	7,103,021		6,933,576		6,896,215
Weighted average number of ordinary shares used to compute diluted income per share	7,246,032		6,968,305		6,994,592

[1]	Including sales to related parties in the amount of US$ 350 thousand, US$ 558 thousand and US$ 851 thousand in 2011, 2012 and 2013, respectively.
[2]	Including services from related parties in the amount of US$ 50 thousand, US$ 42 thousand and US$ 133 thousand in 2011, 2012 and 2013, respectively.